INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Taxes
INCOME TAXES
NOTE 13 – INCOME TAXES

Income tax expense (benefit) for the years ended December 31, 2011 and 2010 consisted of:

	2011	2010
Income tax expense (benefit)
Currently payable (receivable)
Federal	$48	$(485)
State	(76)	224
Deferred	79	(1,565)
Total income tax expense (benefit)	$51	$(1,826)

Total income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 34 percent to income (loss) before income tax expense (benefit) as a result of the following:

Reconciliation of federal statutory to actual tax expense (benefit)
Federal statutory income tax at 34%	$272	$(1,336)
Tax–exempt income	(229)	(254)
Effect of state income taxes and other items, net	8	(236)
Actual tax expense (benefit)	$51	$(1,826)
Effective tax rate	6.4%	(46.5)%

The components of the deferred tax asset included on the balance sheets are as follows:

	2011	2010
Assets
Unrealized losses on securities available for sale	$-	$45
Allowance for loan losses	778	1,085
Deferred compensation	433	404
Change in defined benefit pension plan losses	138	102
Other real estate owned	712	453
Federal net operating loss carryforward	-	88
Alternative minimum tax credit	583	472
Core deposit intangible	308	303
General business credit	138	139
Capital loss carryforward	62	58
State net operating loss carryforward	251	233
Other	254	187
Total assets	3,657	3,569

	2011	2010
Liabilities
Unrealized gains on securities available for sale	$(190)	$-
FHLB stock	(124)	(124)
Depreciation	(579)	(468)
Mortgage servicing rights	(164)	(167)
Goodwill	(579)	(508)
State income tax	(153)	(176)
Other	(76)	(56)
Total liabilities	(1,865)	(1,499)
	$1,792	$2,070

The net operating loss carryforward for state purposes is approximately $2.64 million and expires in 2026.  The State of Illinois Governor signed the Taxpayer Accountability and Budget Stabilization Act on January 13, 2011, which suspends the use of this carryforward until 2014; however, in December 2011 a portion of this Act was repealed, thereby allowing the use of $100,000 of state operating loss carryforward per year beginning in 2012.  The capital loss carryforward is approximately $142,000 and expires in 2014.